Distribution Date:	09/12/23	COMM 2014-LC17 Mortgage Trust
Determination Date:	09/06/23
Next Distribution Date:	10/13/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-LC17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26	Controlling Class	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27-28	Representative
			-
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592MBE9	1.381000%	54,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592MBF6	3.164000%	227,433,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592MBG4	3.620000%	96,726,000.00	18,368,743.78	1,221,704.11	55,412.38	0.00	0.00	1,277,116.49	17,147,039.67	46.27%	30.00%
A-3	12592MBH2	3.723000%	34,183,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12592MBJ8	3.648000%	190,000,000.00	114,907,108.11	0.00	349,317.61	0.00	0.00	349,317.61	114,907,108.11	46.27%	30.00%
A-5	12592MBK5	3.917000%	261,974,000.00	261,974,000.00	0.00	855,126.80	0.00	0.00	855,126.80	261,974,000.00	46.27%	30.00%
A-M	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00	35.11%	23.38%
B	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00	27.31%	18.75%
C	12592MBQ2	4.693929%	44,803,000.00	44,803,000.00	0.00	175,251.75	0.00	0.00	175,251.75	44,803,000.00	21.20%	15.13%
D	12592MAN0	3.687000%	91,152,000.00	91,152,000.00	0.00	280,064.52	0.00	0.00	280,064.52	91,152,000.00	8.77%	7.75%
E	12592MAQ3	3.114000%	29,354,000.00	29,354,000.00	0.00	76,173.63	0.00	0.00	76,173.63	29,354,000.00	4.77%	5.38%
F	12592MAS9	3.114000%	12,360,000.00	12,360,000.00	0.00	32,074.20	0.00	0.00	32,074.20	12,360,000.00	3.09%	4.38%
G*	12592MAU4	3.114000%	16,994,000.00	16,994,000.00	0.00	11,364.45	0.00	0.00	11,364.45	16,994,000.00	0.77%	3.00%
H	12592MAW0	3.114000%	37,079,695.00	5,632,030.13	0.00	0.00	0.00	0.00	0.00	5,632,030.13	0.00%	0.00%
V	12592MAY6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592MBA7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592MBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,235,960,697.01	734,590,882.02	1,221,704.11	2,334,442.15	0.00	0.00	3,556,146.26	733,369,177.91

X-A	12592MBL3	0.806639%	947,054,000.00	477,131,851.89	0.00	320,727.60	0.00	0.00	320,727.60	475,910,147.78
X-B	12592MAA8	0.114325%	101,967,000.00	101,967,000.00	0.00	9,714.50	0.00	0.00	9,714.50	101,967,000.00
X-C	12592MAC4	1.006929%	91,152,000.00	91,152,000.00	0.00	76,486.33	0.00	0.00	76,486.33	91,152,000.00
X-D	12592MAE0	1.579929%	29,354,000.00	29,354,000.00	0.00	38,647.70	0.00	0.00	38,647.70	29,354,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592MAG5	1.579929%	12,360,000.00	12,360,000.00	0.00	16,273.27	0.00	0.00	16,273.27	12,360,000.00
X-F	12592MAJ9	1.579929%	16,994,000.00	16,994,000.00	0.00	22,374.43	0.00	0.00	22,374.43	16,994,000.00
X-G	12592MAL4	1.579929%	37,079,695.00	5,632,030.13	0.00	7,415.17	0.00	0.00	7,415.17	5,632,030.13
Notional SubTotal			1,235,960,695.00	734,590,882.02	0.00	491,639.00	0.00	0.00	491,639.00	733,369,177.91

Deal Distribution Total					1,221,704.11	2,826,081.15	0.00	0.00	4,047,785.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592MBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592MBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592MBG4	189.90492505	12.63056583	0.57287989	0.00000000	0.00000000	0.00000000	0.00000000	13.20344571	177.27435922
A-3	12592MBH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12592MBJ8	604.77425321	0.00000000	1.83851374	0.00000000	0.00000000	0.00000000	0.00000000	1.83851374	604.77425321
A-5	12592MBK5	1,000.00000000	0.00000000	3.26416667	0.00000000	0.00000000	0.00000000	0.00000000	3.26416667	1,000.00000000
A-M	12592MBM1	1,000.00000000	0.00000000	3.49000000	0.00000000	0.00000000	0.00000000	0.00000000	3.49000000	1,000.00000000
B	12592MBN9	1,000.00000000	0.00000000	3.74166661	0.00000000	0.00000000	0.00000000	0.00000000	3.74166661	1,000.00000000
C	12592MBQ2	1,000.00000000	0.00000000	3.91160748	0.00000000	0.00000000	0.00000000	0.00000000	3.91160748	1,000.00000000
D	12592MAN0	1,000.00000000	0.00000000	3.07250000	0.00000000	0.00000000	0.00000000	0.00000000	3.07250000	1,000.00000000
E	12592MAQ3	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
F	12592MAS9	1,000.00000000	0.00000000	2.59500000	0.00000000	0.00000000	0.00000000	0.00000000	2.59500000	1,000.00000000
G	12592MAU4	1,000.00000000	0.00000000	0.66873308	1.92626692	32.32827586	0.00000000	0.00000000	0.66873308	1,000.00000000
H	12592MAW0	151.88987207	0.00000000	0.00000000	0.39415427	98.08347776	0.00000000	0.00000000	0.00000000	151.88987207
V	12592MAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592MBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592MBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592MBL3	503.80638474	0.00000000	0.33865820	0.00000000	0.00000000	0.00000000	0.00000000	0.33865820	502.51638004
X-B	12592MAA8	1,000.00000000	0.00000000	0.09527102	0.00000000	0.00000000	0.00000000	0.00000000	0.09527102	1,000.00000000
X-C	12592MAC4	1,000.00000000	0.00000000	0.83910753	0.00000000	0.00000000	0.00000000	0.00000000	0.83910753	1,000.00000000
X-D	12592MAE0	1,000.00000000	0.00000000	1.31660762	0.00000000	0.00000000	0.00000000	0.00000000	1.31660762	1,000.00000000
X-E	12592MAG5	1,000.00000000	0.00000000	1.31660761	0.00000000	0.00000000	0.00000000	0.00000000	1.31660761	1,000.00000000
X-F	12592MAJ9	1,000.00000000	0.00000000	1.31660763	0.00000000	0.00000000	0.00000000	0.00000000	1.31660763	1,000.00000000
X-G	12592MAL4	151.88987207	0.00000000	0.19997926	0.00000000	0.00000000	0.00000000	0.00000000	0.19997926	151.88987207

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	55,412.38	0.00	55,412.38	0.00	0.00	0.00	55,412.38	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/23 - 08/30/23	30	0.00	349,317.61	0.00	349,317.61	0.00	0.00	0.00	349,317.61	0.00
A-5	08/01/23 - 08/30/23	30	0.00	855,126.80	0.00	855,126.80	0.00	0.00	0.00	855,126.80	0.00
X-A	08/01/23 - 08/30/23	30	0.00	320,727.60	0.00	320,727.60	0.00	0.00	0.00	320,727.60	0.00
X-B	08/01/23 - 08/30/23	30	0.00	9,714.50	0.00	9,714.50	0.00	0.00	0.00	9,714.50	0.00
X-C	08/01/23 - 08/30/23	30	0.00	76,486.33	0.00	76,486.33	0.00	0.00	0.00	76,486.33	0.00
X-D	08/01/23 - 08/30/23	30	0.00	38,647.70	0.00	38,647.70	0.00	0.00	0.00	38,647.70	0.00
X-E	08/01/23 - 08/30/23	30	0.00	16,273.27	0.00	16,273.27	0.00	0.00	0.00	16,273.27	0.00
X-F	08/01/23 - 08/30/23	30	0.00	22,374.43	0.00	22,374.43	0.00	0.00	0.00	22,374.43	0.00
X-G	08/01/23 - 08/30/23	30	0.00	7,415.17	0.00	7,415.17	0.00	0.00	0.00	7,415.17	0.00
A-M	08/01/23 - 08/30/23	30	0.00	285,768.18	0.00	285,768.18	0.00	0.00	0.00	285,768.18	0.00
B	08/01/23 - 08/30/23	30	0.00	213,888.63	0.00	213,888.63	0.00	0.00	0.00	213,888.63	0.00
C	08/01/23 - 08/30/23	30	0.00	175,251.75	0.00	175,251.75	0.00	0.00	0.00	175,251.75	0.00
D	08/01/23 - 08/30/23	30	0.00	280,064.52	0.00	280,064.52	0.00	0.00	0.00	280,064.52	0.00
E	08/01/23 - 08/30/23	30	0.00	76,173.63	0.00	76,173.63	0.00	0.00	0.00	76,173.63	0.00
F	08/01/23 - 08/30/23	30	0.00	32,074.20	0.00	32,074.20	0.00	0.00	0.00	32,074.20	0.00
G	08/01/23 - 08/30/23	30	516,651.74	44,099.43	0.00	44,099.43	32,734.98	0.00	0.00	11,364.45	549,386.72
H	08/01/23 - 08/30/23	30	3,622,290.32	14,615.12	0.00	14,615.12	14,615.12	0.00	0.00	0.00	3,636,905.44
Totals			4,138,942.06	2,873,431.25	0.00	2,873,431.25	47,350.10	0.00	0.00	2,826,081.15	4,186,292.16

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592MBM1	4.188000%	81,882,000.00	81,882,000.00	0.00	285,768.18	0.00	0.00	285,768.18	81,882,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592MBN9	4.490000%	57,164,000.00	57,164,000.00	0.00	213,888.63	0.00	0.00	213,888.63	57,164,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592MBQ2	4.693929%	44,803,000.00	44,803,000.00	0.00	175,251.75	0.00	0.00	175,251.75	44,803,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			183,849,000.03	183,849,000.00	0.00	674,908.56	0.00	0.00	674,908.56	183,849,000.00

Exchangeable Certificate Details
PEZ	12592MBP4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	4,047,785.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,883,593.37	Master Servicing Fee	3,743.40
Interest Reductions due to Nonrecoverability Determination	(11,069.03)	Certificate Administrator Fee	2,130.49
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.28
ARD Interest	0.00	Operating Advisor Fee	1,112.80
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,639.80
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	10,152.78
Total Interest Collected	2,872,524.34

Principal		Expenses/Reimbursements
Scheduled Principal	1,221,704.12	Reimbursement for Interest on Advances	32.27
Unscheduled Principal Collections		ASER Amount	16,560.86
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,829.02
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	14,868.24
Total Principal Collected	1,221,704.12	Total Expenses/Reimbursements	36,290.39

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,826,081.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,221,704.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,047,785.26
Total Funds Collected	4,094,228.46	Total Funds Distributed	4,094,228.43

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	734,590,882.02	734,590,882.02	Beginning Certificate Balance	734,590,882.02
(-) Scheduled Principal Collections	1,221,704.12	1,221,704.12	(-) Principal Distributions	1,221,704.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	733,369,177.91	733,369,177.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	735,427,093.60	735,427,093.60	Ending Certificate Balance	733,369,177.91
Ending Actual Collateral Balance	734,242,771.41	734,242,771.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.69%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP
	7,499,999 or less	12	59,140,561.11	8.06%	11	4.8313	1.523261	1.19 or less	9	114,881,739.50	15.66%	11	4.7118	0.896267
7,500,000 to 14,999,999		12	137,848,426.14	18.80%	12	4.6027	1.585702	1.20 to 1.39	1	8,667,970.87	1.18%	12	4.5750	1.254900
15,000,000 to 24,999,999		4	64,925,576.05	8.85%	25	4.4396	2.543058	1.40 to 1.49	2	15,394,832.69	2.10%	12	4.7531	1.459016
25,000,000 to 49,999,999		4	148,583,834.17	20.26%	11	4.6155	1.770942	1.50 to 1.59	2	29,696,811.59	4.05%	12	4.7018	1.533507
50,000,000 to 74,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.99	10	187,864,889.39	25.62%	12	4.6821	1.793018
	75,000,000 or greater	2	220,674,284.90	30.09%	12	4.4270	3.031349	2.00 or greater	10	274,666,438.33	37.45%	15	4.3609	3.229982
	Totals	49	733,369,177.91	100.00%	13	4.5584	2.165380	Totals	49	733,369,177.91	100.00%	13	4.5584	2.165380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	102,196,495.54	13.94%	11	4.6172	NAP	Texas	4	16,971,089.01	2.31%	24	4.7878	1.932001
Alabama	1	945,314.26	0.13%	72	4.5000	3.557300	Virginia	57	114,043,777.75	15.55%	12	4.7964	1.721413
Arizona	2	15,301,908.07	2.09%	21	4.5000	0.701703	Totals	158	733,369,177.91	100.00%	13	4.5584	2.165380
California	8	97,847,959.95	13.34%	11	4.5078	1.672141
									Property Type³
Connecticut	2	1,137,399.78	0.16%	72	4.5000	3.557300
Florida	4	134,648,765.22	18.36%	12	4.1796	3.864983		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	1	1,298,283.59	0.18%	72	4.5000	3.557300		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	236,450.45	0.03%	72	4.5000	3.557300	Defeased	19	102,196,495.54	13.94%	11	4.6172	NAP
Illinois	2	10,554,788.50	1.44%	12	4.9604	0.825424	Industrial	17	21,079,681.85	2.87%	12	4.7870	1.751000
Kansas	1	529,453.99	0.07%	72	4.5000	3.557300	Lodging	3	196,899,430.92	26.85%	12	4.2998	3.216695
Louisiana	1	1,008,692.73	0.14%	72	4.5000	3.557300	Mixed Use	2	18,467,866.45	2.52%	12	4.4541	1.889730
Minnesota	2	31,150,000.00	4.25%	12	4.4810	2.373700	Mobile Home Park	2	31,150,000.00	4.25%	12	4.4810	2.373700
Missouri	1	869,747.62	0.12%	72	4.5000	3.557300	Multi-Family	37	41,026,843.14	5.59%	10	4.6843	1.197813
Nevada	1	16,500,000.00	2.25%	12	4.2600	3.267300	Office	21	136,155,381.22	18.57%	11	4.7199	1.642825
New Jersey	3	54,556,948.78	7.44%	12	4.7749	1.439796	Retail	40	171,280,151.14	23.36%	12	4.6645	1.752428
New York	2	7,697,519.78	1.05%	12	4.8328	1.499038	Self Storage	17	15,113,327.53	2.06%	72	4.5000	3.557300
North Carolina	2	15,130,032.70	2.06%	13	4.3982	1.700737	Totals	158	733,369,177.91	100.00%	13	4.5584	2.165380
North Dakota	2	2,164,398.10	0.30%	(33)	5.9390	0.442200
Ohio	3	4,443,495.60	0.61%	26	4.8800	2.347933
Oklahoma	4	16,448,117.31	2.24%	12	4.5750	0.968965
Oregon	1	8,615,254.46	1.17%	12	4.8500	1.427000
Pennsylvania	29	15,202,530.23	2.07%	12	4.5500	1.548100
Puerto Rico	1	5,997,436.43	0.82%	12	4.9000	1.131100
South Carolina	2	48,592,553.44	6.63%	11	4.6554	2.390561
Tennessee	2	9,280,764.50	1.27%	17	4.3352	2.377026

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP
	4.4999% or less	9	259,803,851.43	35.43%	12	4.2801	2.970473	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	153,151,720.27	20.88%	17	4.5991	1.940308	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	207,791,136.88	28.33%	12	4.8099	1.589062	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	3	10,425,973.79	1.42%	3	5.3088	0.648543	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	733,369,177.91	100.00%	13	4.5584	2.165380	49 months or greater	34	631,172,682.37	86.06%	13	4.5489	2.227372
								Totals	49	733,369,177.91	100.00%	13	4.5584	2.165380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP
	83 months or less	33	616,059,354.84	84.00%	12	4.5501	2.194746	Interest Only	6	182,495,000.00	24.88%	12	4.2406	3.578242
	84 to 116 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	2,164,398.10	0.30%	(33)	5.9390	0.442200
	117 to 179 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	1	4,180,586.66	0.57%	12	4.8100	1.785600
	180 months or more	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	25	427,219,370.08	58.25%	12	4.6728	1.616642
	Totals	48	718,255,850.38	97.94%	12	4.5597	2.136091	Totals	48	718,255,850.38	97.94%	12	4.5597	2.136091
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	102,196,495.54	13.94%	11	4.6172	NAP	120 months or less	1	15,113,327.53	2.06%	72	4.5000	3.557300
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	33	629,008,284.27	85.77%	13	4.5441	2.233515	241 months or more	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	15,113,327.53	2.06%	72	4.5000	3.557300
	25 months or greater	1	2,164,398.10	0.30%	(33)	5.9390	0.442200
	Totals	49	733,369,177.91	100.00%	13	4.5584	2.165380
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100287	LO	Miami Beach	FL	Actual/360	4.125%	426,250.00	0.00	0.00	N/A	09/06/24	--	120,000,000.00	120,000,000.00	09/06/23
2	28000535	Various Various		Various	Actual/360	4.787%	415,870.52	212,785.31	0.00	N/A	09/06/24	--	100,887,070.20	100,674,284.90	09/06/23
4	302600004	LO	Myrtle Beach	SC	Actual/360	4.643%	183,681.71	99,671.36	0.00	N/A	08/06/24	--	45,946,752.34	45,847,080.98	09/06/23
5	302600005	OF	Matawan	NJ	Actual/360	4.800%	167,824.40	68,275.01	0.00	N/A	09/06/24	--	40,602,678.26	40,534,403.25	09/06/23
6	302600006	LO	Cupertino	CA	Actual/360	4.470%	119,712.22	51,945.17	0.00	N/A	08/06/24	--	31,104,295.11	31,052,349.94	09/06/23
8	28000519	MH	Various	MN	Actual/360	4.481%	120,196.60	0.00	0.00	N/A	09/06/24	--	31,150,000.00	31,150,000.00	09/06/23
9	28000515	SS	Various	Various	Actual/360	4.500%	59,253.49	177,894.43	0.00	N/A	09/01/29	--	15,291,221.96	15,113,327.53	09/01/23
16	302600016	OF	Santa Fe Springs	CA	Actual/360	4.460%	69,661.52	28,679.20	0.00	N/A	06/06/24	--	18,138,397.37	18,109,718.17	09/06/23
18	28000512	MH	Santa Claus	IN	Actual/360	4.569%	60,544.43	33,555.20	0.00	N/A	09/06/24	05/06/24	15,388,413.94	15,354,858.74	09/06/23
19	28000520	MF	Philadelphia	PA	Actual/360	4.550%	59,694.90	33,318.15	0.00	N/A	09/06/24	--	15,235,848.50	15,202,530.35	09/06/23
21	302600021	RT	Las Vegas	NV	Actual/360	4.260%	60,527.50	0.00	0.00	N/A	09/05/24	--	16,500,000.00	16,500,000.00	09/05/23
22	28000503	OF	Los Angeles	CA	Actual/360	4.550%	56,551.76	25,503.58	0.00	N/A	08/06/24	--	14,433,628.59	14,408,125.01	09/06/23
23	656100294	MU	San Diego	CA	Actual/360	4.350%	53,615.29	26,034.60	0.00	N/A	09/06/24	--	14,313,314.39	14,287,279.79	09/06/23
24	28000508	OF	Glen Allen	VA	Actual/360	4.861%	60,765.03	22,451.48	0.00	09/06/24	09/06/29	--	14,516,732.72	14,494,281.24	09/06/23
26	656100277	RT	Phoenix	AZ	Actual/360	4.500%	49,959.80	28,576.42	0.00	N/A	08/06/24	--	12,892,851.02	12,864,274.60	06/06/22
27	302600027	OF	Fair Lawn	NJ	Actual/360	4.710%	54,891.23	23,254.24	0.00	N/A	08/06/24	--	13,533,896.74	13,510,642.50	09/06/23
28	28000522	RT	Raleigh	NC	Actual/360	4.367%	52,749.34	22,072.69	0.00	N/A	10/01/24	--	14,027,317.01	14,005,244.32	09/01/23
30	302600030	OF	Duluth	GA	Actual/360	4.640%	43,297.49	23,657.40	0.00	N/A	07/05/24	--	10,836,412.00	10,812,754.60	09/05/23
32	407000307	OF	El Segundo	CA	Actual/360	4.774%	43,401.92	20,673.51	0.00	N/A	09/06/24	--	10,558,757.86	10,538,084.35	09/06/23
33	302600033	OF	Various	Various	Actual/360	4.870%	42,762.86	18,233.94	0.00	N/A	09/06/24	--	10,196,097.29	10,177,863.35	09/06/23
34	28000511	MH	Narvon	PA	Actual/360	4.518%	35,871.55	20,260.81	0.00	N/A	09/06/24	05/06/24	9,220,293.54	9,200,032.73	09/06/23
36	28000514	RT	Seaside	OR	Actual/360	4.850%	36,055.96	18,032.45	0.00	N/A	09/06/24	--	8,633,286.91	8,615,254.46	09/06/23
37	28000501	MF	Columbia	SC	Actual/360	4.535%	31,790.93	25,106.81	0.00	N/A	08/06/24	--	8,140,792.67	8,115,685.86	09/06/23
38	656100271	OF	San Diego	CA	Actual/360	4.360%	34,278.64	15,561.45	0.00	N/A	08/06/24	05/06/24	9,130,149.36	9,114,587.91	09/06/23
39	656100283	RT	Sevierville	TN	Actual/360	4.320%	31,683.91	17,920.74	0.00	N/A	09/06/24	--	8,517,179.95	8,499,259.21	09/06/23
40	28000517	MF	Midwest City	OK	Actual/360	4.575%	34,200.23	13,209.06	0.00	N/A	09/06/24	--	8,681,179.93	8,667,970.87	09/06/23
41	302600041	MH	Saline	MI	Actual/360	4.520%	28,893.48	16,307.34	0.00	N/A	09/06/24	--	7,423,387.90	7,407,080.56	09/06/23
43	302600043	MF	Jacksonville	FL	Actual/360	4.511%	29,629.58	13,494.24	0.00	N/A	09/05/24	--	7,627,697.40	7,614,203.16	09/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
44	28000516	MF	Oklahoma City	OK	Actual/360	4.575%	30,697.24	11,856.11	0.00	N/A	09/06/24	--	7,792,002.55	7,780,146.44	09/06/23
45	301741009	OF	Daytona Beach	FL	Actual/360	4.630%	27,087.94	14,581.60	0.00	N/A	10/06/24	--	6,794,159.83	6,779,578.23	09/06/23
46	301741005	RT	New Port Richey	FL	Actual/360	4.634%	29,210.70	12,220.90	0.00	N/A	09/06/24	--	7,320,264.66	7,308,043.76	09/06/23
48	28000523	MF	Various	FL	Actual/360	5.250%	30,787.75	13,355.41	0.00	N/A	09/06/24	--	6,810,192.81	6,796,837.40	09/06/23
49	28000510	MH	North Java	NY	Actual/360	4.569%	23,573.13	13,064.80	0.00	N/A	09/06/24	05/06/24	5,991,518.32	5,978,453.52	09/06/23
50	28000525	RT	Cupey	PR	Actual/360	4.900%	25,358.41	12,455.87	0.00	N/A	09/06/24	--	6,009,892.30	5,997,436.43	09/06/23
51	302600051	MF	Decatur	GA	Actual/360	4.400%	24,731.79	10,321.47	0.00	N/A	08/06/24	--	6,527,451.21	6,517,129.74	09/06/23
52	28000513	MF	McAllen	TX	Actual/360	4.850%	25,467.42	10,943.32	0.00	N/A	09/06/24	--	6,097,952.44	6,087,009.12	09/06/23
53	407000302	RT	Encinitas	CA	Actual/360	4.442%	23,715.34	0.00	0.00	N/A	09/06/24	--	6,200,000.00	6,200,000.00	09/06/23
55	28000521	RT	O Fallon	IL	Actual/360	4.717%	23,030.75	0.00	0.00	09/06/24	09/06/44	--	5,670,000.00	5,670,000.00	09/06/23
57	407000311	RT	Peru	IL	Actual/360	5.243%	22,093.63	8,805.50	0.00	N/A	10/06/24	--	4,893,594.00	4,884,788.50	01/06/21
58	302600058	MU	Rochester	NY	Actual/360	4.810%	17,372.09	13,600.89	0.00	N/A	09/06/24	--	4,194,187.55	4,180,586.66	09/06/23
60	302600060	MF	Various	GA	Actual/360	5.100%	17,417.17	7,965.73	0.00	N/A	09/05/24	--	3,965,958.49	3,957,992.76	09/05/23
61	407000313	RT	Birmingham	AL	Actual/360	4.650%	15,122.76	8,080.90	0.00	N/A	10/06/24	08/06/24	3,776,755.76	3,768,674.86	09/06/23
62	301741001	MF	Various	ND	Actual/360	5.939%	0.00	0.00	0.00	N/A	12/06/20	--	2,164,398.10	2,164,398.10	08/06/20
63	28000506	RT	Highland Heights	OH	Actual/360	5.000%	14,568.67	6,904.20	0.00	N/A	09/06/24	--	3,383,691.39	3,376,787.19	09/06/23
65	302600065	IN	Durham	NC	Actual/360	4.480%	12,325.11	7,060.72	0.00	N/A	05/06/24	--	3,194,872.36	3,187,811.64	09/06/23
66	302600066	RT	New York	NY	Actual/360	4.860%	14,739.59	5,071.59	0.00	N/A	09/05/24	--	3,522,004.71	3,516,933.12	09/05/23
69	302600069	MF	Canton	OH	Actual/360	5.070%	11,006.35	5,118.85	0.00	N/A	06/06/24	--	2,520,969.01	2,515,850.16	09/06/23
70	28000507	RT	El Centro	CA	Actual/360	4.950%	12,680.94	0.00	0.00	09/06/24	09/06/44	--	2,975,000.00	2,975,000.00	09/06/23
71	302600071	RT	Stuart	FL	Actual/360	4.950%	7,921.27	3,821.67	0.00	N/A	09/06/24	06/06/24	1,858,363.57	1,854,541.90	09/06/23
Totals							2,872,524.34	1,221,704.12	0.00				734,590,882.02	733,369,177.91

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	56,965,678.80	58,236,676.20	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,543,973.00	18,298,294.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,911,450.35	19,341,257.77	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,911,963.81	886,098.20	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,204,675.00	0.00	--	--	--	0.00	0.00	268,285.46	268,285.46	0.00	0.00
8	3,710,159.56	1,690,248.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,290,472.17	10,217,954.41	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,581,257.64	1,219,161.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	882,132.56	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,873,797.69	1,259,212.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,659,308.34	1,010,230.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,097,382.00	1,009,113.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,677,367.02	864,272.57	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	563,768.00	308,313.00	01/01/23	06/30/23	09/06/23	2,432,168.41	115,987.23	69,025.45	1,072,464.35	0.00	0.00
27	1,189,454.85	995,224.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,228,301.26	396,226.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,500,656.54	408,537.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,403,751.36	345,851.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,105,058.85	528,569.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,431,173.64	724,111.74	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	855,659.21	388,990.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	547,931.72	197,318.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	891,127.00	456,007.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	944,906.01	590,977.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	531,623.43	258,330.23	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	129,265.58	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	716,977.55	403,634.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	455,316.00	227,657.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	247,262.00	100,065.00	01/01/23	06/30/23	09/06/23	1,590,526.13	590,497.55	23,715.79	440,377.13	0.00	0.00
58	614,737.00	175,610.55	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	326,347.00	141,796.00	01/01/20	06/30/20	09/06/23	2,109,029.09	178,254.91	(16.21)	305,755.25	89,818.20	0.00
63	504,572.50	265,124.95	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	275,639.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	290,509.05	145,255.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	141,052,258.00	122,101,519.06				6,131,723.63	884,739.69	361,010.49	2,086,882.19	89,818.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/23	0	0.00	0	0.00	2	17,749,063.10	1	2,164,398.10	2	17,749,063.10	0	0.00	0	0.00	0	0.00	4.558438%	4.535585%	13
08/11/23	0	0.00	0	0.00	2	17,786,445.02	1	2,164,398.10	2	17,786,445.02	0	0.00	0	0.00	0	0.00	4.558577%	4.535722%	14
07/12/23	0	0.00	0	0.00	2	17,823,677.07	1	2,164,398.10	2	17,823,677.07	0	0.00	0	0.00	0	0.00	4.558715%	4.535858%	15
06/12/23	0	0.00	0	0.00	2	17,863,084.63	1	2,164,398.10	2	17,863,084.63	0	0.00	0	0.00	0	0.00	4.558862%	4.536003%	16
05/12/23	0	0.00	0	0.00	2	17,900,009.29	1	2,164,398.10	2	17,900,009.29	0	0.00	0	0.00	0	0.00	4.558998%	4.536136%	17
04/12/23	0	0.00	0	0.00	2	17,939,120.55	1	2,164,398.10	2	17,939,120.55	0	0.00	0	0.00	0	0.00	4.559143%	4.536279%	18
03/10/23	0	0.00	0	0.00	2	17,975,740.26	1	2,164,398.10	2	17,975,740.26	0	0.00	0	0.00	0	0.00	4.559276%	4.536410%	19
02/10/23	0	0.00	0	0.00	2	18,019,248.18	1	2,164,398.10	2	18,019,248.18	0	0.00	0	0.00	0	0.00	4.559440%	4.536571%	20
01/12/23	0	0.00	0	0.00	2	18,055,546.33	1	2,164,398.10	2	18,055,546.33	0	0.00	0	0.00	0	0.00	4.559571%	4.536701%	21
12/12/22	0	0.00	0	0.00	2	18,091,698.97	1	2,164,398.10	2	18,091,698.97	0	0.00	0	0.00	0	0.00	4.559701%	4.536829%	22
11/14/22	0	0.00	0	0.00	2	18,130,066.02	1	2,170,949.31	2	18,130,066.02	0	0.00	0	0.00	0	0.00	4.559853%	4.536976%	23
10/13/22	0	0.00	0	0.00	2	18,165,919.82	1	2,177,110.86	2	18,165,919.82	0	0.00	1	52,780.75	0	0.00	4.559993%	4.537112%	24
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	656100277	06/06/22	14	6	69,025.45	1,072,464.35	0.00	13,294,249.89	08/21/20	7			12/28/21
57	407000311	01/06/21	31	6	23,715.79	440,377.13	55,642.41	5,160,822.57	12/21/18	7			10/01/20
62	301741001	08/06/20	36	5	(16.21)	305,755.25	298,839.57	2,331,982.17	11/10/20	2		03/14/18
Totals					92,725.03	1,818,596.73	354,481.98	20,787,054.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		2,164,398	0		0	2,164,398
0 - 6 Months		0	0		0	0
7 - 12 Months		667,282,560	654,418,285		0	12,864,275
13 - 24 Months		25,669,611	20,784,823		0	4,884,789
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		38,252,609	38,252,609		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	733,369,178	713,455,717	0	0	0	19,913,461
Aug-23	734,590,882	714,640,039	0	0	0	19,950,843
Jul-23	735,807,722	715,819,647	0	0	0	19,988,075
Jun-23	737,090,919	717,063,437	0	0	0	20,027,483
May-23	738,297,805	718,233,397	0	0	0	20,064,407
Apr-23	739,571,406	719,467,887	0	0	0	20,103,519
Mar-23	740,768,414	720,628,276	0	0	0	20,140,138
Feb-23	742,176,222	721,992,576	0	0	0	20,183,646
Jan-23	743,362,856	723,142,912	0	0	0	20,219,944
Dec-22	744,544,766	724,288,669	0	0	0	20,256,097
Nov-22	745,800,841	725,499,826	0	0	0	20,301,015
Oct-22	746,979,232	726,636,201	0	0	0	20,343,031
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
26	656100277	12,864,274.60	13,294,249.89	12,600,000.00	12/16/22	75,692.00	0.16060	06/30/23	08/06/24	250
57	407000311	4,884,788.50	5,160,822.57	3,710,000.00	01/03/23	(31,658.00)	(0.17070)	06/30/23	10/06/24	251
62	301741001	2,164,398.10	2,331,982.17	1,110,000.00	03/15/23	125,596.00	0.44220	06/30/20	12/06/20	9
Totals		19,913,461.20	20,787,054.63	17,420,000.00		169,630.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
26	656100277	RT	AZ	08/21/20	7

REO Title Date: 12/28/2021 Description of Collateral: 87K SF anchored retail center across 3, single-story bldgs in Phoenix, AZ. Built/reno 1987/2002. Property is located blocks away from Paradise Valley Mall (Macerich), which is currently being redevelop ed to include a mix of retail shops, a grocery store, restaurants, multi-family residential units, entertainment, office, and self-storage. Property has 378 parking space (4.3/1K SF). Crossed with or is a Companion Loan to: N/A. Deferred

Maintenance/Repair Issues: Have performed demo in the anchor box to expose the 25 foot ceilings. Leasing Summary: Two new leases in process, one on the anchor space. Marketing Summary: Property is not currently listed for sale.

57	407000311	RT	IL	12/21/18	7

REO Title Date: 10/1/2020. Description of Collateral: A 101,771 SF shopping center built in 1986 and renovated in 2008 on 10.74 acres in Peru, IL. The property was formerly 100% occupied by Wal-Mart until they relocated approx. 1 mile north.

The Property is now broken into four suites occupied by Hobby Lobby, Ashley Furniture and Dollar Tree. The property is 90% leased (Ashley Furniture is completing their build out and opened for business February 2023) and there is one remaining 10,285 SF vacancy. Companion Loan: N/A. Deferred Maintenance/Repair Issues: None. Leasing Summary: Hobby Lobby recently renewed for 10 years, Dollar Tree recently renewed for 5 years and Ashley Furniture signed a new lease at the property for 10 years. Marketing Summary: The property is currently under contract with a closing date of 10/6/23.
62	301741001	MF	ND	11/10/20	2

The loan is secured by two multifamily properties. The Watford City property consists of 84 bedrooms (14 units) across 7, two-story apartment buildings. The Williston property is comprised of 24 bedrooms (4 units) across 2, two-story buildings in

a 6 building complex (4 buildings are not part of the collateral). The properties were 22% occupied on a MTM basis as of 6/2022, and increased to 39% as of 12/2022. Despite the increase in occupancy, NOI was still negative $48K for 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100287	0.00	4.12500%	0.00	4.12500%	10	05/01/20	05/06/20	06/08/20
6	302600006	32,292,106.98	4.46950%	32,292,106.98	4.46950%	10	08/06/20	04/06/20	09/08/20
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/06/22	01/06/21	05/06/22
6	302600006	0.00	4.46950%	0.00	4.46950%	10	03/15/22	01/06/21	05/06/22
7	302600007	31,942,799.34	4.38000%	31,942,799.34	4.38000%	9	10/05/20	10/06/20	11/06/20
35	302600035	0.00	4.84000%	0.00	4.84000%	9	04/10/18	05/04/18	09/12/18
62	301741001	0.00	5.93900%	0.00	5.93900%	9	01/25/19	01/06/19	02/25/19
Totals		64,234,906.32		64,234,906.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302600017	01/11/19	15,326,718.99	7,300,000.00	6,652,525.89	4,715,687.62	6,652,525.89	1,936,838.27	13,389,880.72	0.00	504,871.46	12,885,009.26	67.10%
20	656100285	05/12/21	16,363,403.49	6,900,000.00	7,541,131.94	2,938,580.40	6,941,436.18	4,002,855.78	12,360,547.71	0.00	185,063.40	12,175,484.31	67.64%
25	301741008	05/12/22	9,925,130.53	14,500,000.00	11,656,238.81	1,731,108.28	11,656,238.81	9,925,130.53	0.00	0.00	0.00	0.00	0.00%
29	302600029	07/10/20	12,524,323.39	25,800,000.00	16,278,809.79	3,754,486.40	16,278,809.79	12,524,323.39	0.00	0.00	(3,665.50)	3,665.50	0.02%
35	302600035	06/11/21	9,483,200.54	14,400,000.00	16,681,085.38	7,197,884.84	16,681,085.38	9,483,200.54	0.00	0.00	(312.68)	312.68	0.00%
59	302600059	10/11/19	4,773,736.45	7,360,000.00	3,691,573.88	3,691,573.88	3,691,573.88	0.00	4,773,736.45	(14,868.24)	(186,519.04)	4,960,255.49	93.58%
68	301741002	01/10/20	2,835,978.58	4,500,000.00	3,272,144.81	436,166.23	3,272,144.81	2,835,978.58	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			71,232,491.97	80,760,000.00	65,773,510.50	24,465,487.65	65,173,814.74	40,708,327.09	30,524,164.88	(14,868.24)	499,437.64	30,024,727.24

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	302600017	08/12/20	0.00	0.00	12,885,009.26	0.00	0.00	15.81	0.00	0.00	12,885,009.26
		05/12/20	0.00	0.00	12,884,993.45	0.00	0.00	950.32	0.00	0.00
		04/10/20	0.00	0.00	12,884,043.13	0.00	0.00	(2,200.00)	0.00	0.00
		03/12/20	0.00	0.00	12,886,243.13	0.00	0.00	106.00	0.00	0.00
		02/12/20	0.00	0.00	12,886,137.13	0.00	0.00	332.97	0.00	0.00
		11/13/19	0.00	0.00	12,885,804.16	0.00	0.00	(20,478.70)	0.00	0.00
		07/12/19	0.00	0.00	12,906,282.86	0.00	0.00	5,141.74	0.00	0.00
		05/10/19	0.00	0.00	12,901,141.12	0.00	0.00	(175,718.06)	0.00	0.00
		03/12/19	0.00	0.00	13,076,859.18	0.00	0.00	(313,021.54)	0.00	0.00
		01/11/19	0.00	0.00	13,389,880.72	0.00	0.00	13,389,880.72	0.00	0.00
20	656100285	01/12/23	0.00	0.00	12,175,484.31	0.00	0.00	(3,056.57)	0.00	0.00	12,175,484.31
		10/13/22	0.00	0.00	12,178,540.88	0.00	0.00	600.00	0.00	0.00
		09/12/22	0.00	0.00	12,177,940.88	0.00	0.00	573.27	0.00	0.00
		08/12/22	0.00	0.00	12,177,367.61	0.00	0.00	(192,043.07)	0.00	0.00
		01/12/22	0.00	0.00	12,369,410.68	0.00	0.00	8,392.36	0.00	0.00
		10/13/21	0.00	0.00	12,361,018.32	0.00	0.00	470.61	0.00	0.00
		05/12/21	0.00	0.00	12,360,547.71	0.00	0.00	12,360,547.71	0.00	0.00
25	301741008	05/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	302600029	11/13/20	0.00	0.00	3,665.50	0.00	0.00	3,346.50	0.00	0.00	3,665.50
		07/27/20	0.00	0.00	0.00	0.00	0.00	319.00	0.00	0.00
35	302600035	06/25/21	0.00	0.00	0.00	0.00	0.00	312.68	0.00	0.00	312.68
59	302600059	09/12/23	0.00	0.00	4,960,255.49	0.00	14,868.24	0.00	0.00	0.00	5,682,549.66
		08/11/23	0.00	0.00	4,945,387.25	0.00	9,764.35	0.00	0.00	0.00
		07/12/23	0.00	0.00	4,935,622.90	0.00	26,314.87	0.00	0.00	0.00
		05/12/23	0.00	0.00	4,909,308.03	0.00	2,184.75	0.00	0.00	0.00
		04/12/23	0.00	0.00	4,907,123.28	0.00	5,344.87	0.00	0.00	0.00
		01/12/23	0.00	0.00	4,901,778.41	0.00	3,742.06	0.00	0.00	0.00
		12/12/22	0.00	0.00	4,898,036.35	0.00	3,310.70	0.00	0.00	0.00
		11/14/22	0.00	0.00	4,894,725.65	0.00	322.87	0.00	0.00	0.00
		10/13/22	0.00	0.00	4,894,402.78	0.00	149.82	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
59	302600059	09/12/22	0.00	0.00	4,894,252.96	0.00	216.00	0.00	0.00	0.00
		08/12/22	0.00	0.00	4,894,036.96	0.00	7,080.74	0.00	0.00	0.00
		07/12/22	0.00	0.00	4,886,956.22	0.00	63.61	0.00	0.00	0.00
		06/10/22	0.00	0.00	4,886,892.61	0.00	13,969.12	0.00	0.00	0.00
		05/12/22	0.00	0.00	4,872,923.49	0.00	83.04	0.00	0.00	0.00
		04/12/22	0.00	0.00	4,872,840.45	0.00	9,794.25	0.00	0.00	0.00
		01/12/22	0.00	0.00	4,863,015.80	0.00	8,136.00	0.00	0.00	0.00
		12/10/21	0.00	0.00	4,854,879.80	0.00	2,417.62	0.00	0.00	0.00
		11/15/21	0.00	0.00	4,852,462.18	0.00	13,113.16	0.00	0.00	0.00
		08/12/21	0.00	0.00	4,839,303.41	0.00	1,641.37	0.00	0.00	0.00
		07/12/21	0.00	0.00	4,837,662.04	0.00	6,042.37	0.00	0.00	0.00
		05/12/21	0.00	0.00	4,831,619.67	0.00	15,836.67	0.00	0.00	0.00
		03/12/21	0.00	0.00	4,815,783.00	0.00	2,530.00	0.00	0.00	0.00
		01/12/21	0.00	0.00	4,813,253.00	0.00	3,405.50	0.00	0.00	0.00
		10/13/20	0.00	0.00	4,809,847.50	0.00	10,158.75	0.00	0.00	0.00
		09/14/20	0.00	0.00	4,799,688.75	0.00	1,097.25	0.00	0.00	0.00
		07/10/20	0.00	0.00	4,798,591.50	0.00	0.00	247.50	0.00	0.00
		06/12/20	0.00	0.00	4,798,344.00	0.00	1,077.50	0.00	0.00	0.00
		05/12/20	0.00	0.00	4,797,266.50	0.00	971.50	0.00	0.00	0.00
		04/10/20	0.00	0.00	4,796,295.00	0.00	14,524.25	0.00	0.00	0.00
		03/12/20	0.00	0.00	4,781,770.75	0.00	60.00	0.00	0.00	0.00
		01/10/20	0.00	0.00	4,781,710.75	0.00	6,913.00	0.00	0.00	0.00
		12/12/19	0.00	0.00	4,774,797.75	0.00	263.25	0.00	0.00	0.00
		11/13/19	0.00	0.00	4,774,534.50	0.00	798.05	0.00	0.00	0.00
		10/11/19	0.00	0.00	4,773,736.45	0.00	0.00	4,773,736.45	0.00	908,565.71
68	301741002	04/12/23	0.00	0.00	0.00	0.00	0.00	(200.00)	0.00	0.00	0.00
		06/12/20	0.00	0.00	200.00	0.00	0.00	200.00	0.00	0.00
		01/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	14,868.24	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,024,414.56	0.00	186,195.53	29,838,455.70	0.00	908,565.71	30,747,021.41

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	2,775.54	0.00	0.00	9,414.18	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,053.48	0.00	0.00	7,146.68	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14,868.24	0.00
62	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	11,069.03	0.00	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	32.27	0.00	0.00	0.00
Total	0.00	0.00	4,829.02	0.00	0.00	16,560.86	0.00	11,069.03	32.27	0.00	14,868.24	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		47,359.42

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Supplemental Notes
None

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